Remuneration of Key Management Personnel	12 Months Ended
Dec. 31, 2018
Remuneration Of Key Management Personnel
REMUNERATION OF KEY MANAGEMENT PERSONNEL

7.	REMUNERATION OF KEY MANAGEMENT PERSONNEL

	Year ended December 31,
$’000	2018		2017		2016
	Directors fees	Salary	Directors fees	Salary	Directors fees	Salary

W Simon	51		49		52	-
G. Cerrone	124		86		108	-
R. Dalla-Favera	26		26		27	-
K. Shailubhai (1)	-	300	10	286	27	-
	201	300	171	286	214	-

(1)	Kunwar Shailubhai became an employee of the company on May 24, 2017, at which point he ceased to be a non-executive director.

The following share options were granted to directors in the following periods:

	Year ended December 31,
	2018	2017	2016
	Number of options	Number of options	Number of options

G. Cerrone	550,000	-	3,259,403
K. Shailubhai	6,500,000	400,000	-
L. Zanbeletti	550,000
	7,600,000	400,000	3,259,403

The key management personnel of the Group are considered to be represented by the directors and officers of the company.

No director has yet benefitted from any increase in the value of share capital since issuance of the options.

No director exercised share options in the year.

For the year ended December 31, 2017, the company made $17k (2017: $6k; 2016: $0k) of payments to defined contribution pension schemes on behalf of directors or employees.